Related Parties - Related Party Transactions with Blackstone (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Investment expenses	$ 480	$ 348	$ 372
Related Parties
Related Party Transaction [Line Items]
Investment expenses	$ 147	$ 18